Long-term debt	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Long-term debt
14.	Long-term debt
This note provides information about the contractual terms of the Group’s interest-bearing long-term debt, which are measured at amortized cost. For more information about the Group’s exposure to interest rate, foreign exchange currency and liquidity, see note 26.

	As at December 31, 2022	As at December 31, 2021
Non-current liabilities
Unsecured revolving facilities	-	239,406
Unsecured debenture	147,233	157,743
Unsecured senior notes	1,075,702	778,613
Conditional sales contracts	55,735	68,746
	1,278,670	1,244,508

Current liabilities
Current portion of unsecured term loan	-	324,444
Current portion of conditional sales contracts	37,087	39,142
	37,087	363,586
Terms and conditions of outstanding long-term debt are as follows:

					2022		2021
		Currency	Nominal interest rate	Year of maturity	Face value	Carrying amount	Face value	Carrying amount

Unsecured revolving facility	a	CAD	BA + 1.125%	2026	-	-	130,000	101,061
Unsecured revolving fa c ility	a	CAD	BA + 1.125%	2026	-	-	21,279	16,646
Unsecured revolving facility	a	USD	SOFR + 1.125%	2026	-	-	120,000	118,634
Unsecured revolving facility	a	USD	SOFR + 1.125%	2026	-	-	3,100	3,065
Unsecured term loan	a	CAD	BA + 1.125%	2022	-	-	410,000	324,444
Unsecured debenture	b	CAD	3.32% - 4.22%	2024	200,000	147,233	200,000	157,743
Unsecured senior notes	c	USD	2.89% - 3.85%	2026 - 2033	180,000	179,013	180,000	179,658
Unsecured senior notes	c	USD	3.15% - 3.50%	2029 - 2036	500,000	497,258	500,000	499,049
Unsecured senior notes	c	USD	2.87% - 3.55%	2029 - 2034	200,000	199,644	100,000	99,906
Unsecured senior notes	c	USD	3.50% - 3.80%	2032 - 2037	200,000	199,787	-	-
Conditional sales contracts	d	Mainly CAD	1.45% - 5.28%	2022 - 2024	125,810	92,822	136,338	107,888
						1,315,757		1,608,094
The table below summarizes changes to the long-term debt:

	Note	2022	2021
Balance at beginning of year		1,608,094	872,544
Proceeds from long-term debt		334,164	661,039
Business combinations	5	-	3,484
Repayment of long-term debt		(369,692)	(43,868)
Net increase (decrease) in revolving facilities		(236,502)	118,859
Amortization of deferred financing fees		1,296	1,296
Effect of movements in exchange rates		(97,744)	(23,154)
Effect of movements in exchange rates - debt designated as net investment hedge		76,141	17,894
Balance at end of year		1,315,757	1,608,094

a)	Unsecured revolving credit facility and term loans
On September 2, 2022, the Group extended its credit facility until August 16, 2026. Under the new extension, the CAD availability and USD availability remain unchanged. The adoption of the
Interest Rate Benchmark Reform - Phase 2
did not have a material impact on the Group’s consolidated financial statements as the only debt balances subject to LIBOR reform is the USD portion of unsecured revolver. The revolver agreement indicated that SOFR would be the main replacement for LIBOR in the United States. Effective as of September 2, 2022, the interest rate was the sum of the adjusted term secured overnight financing rate published by the Federal Reserve Bank of New York (“SOFR”) plus an applicable margin, which can vary between 113 and 175 basis points based on certain ratios. The change in interest rate did not have a material impact on the Group’s financial statements as the Group has no interest rate swaps that hedge variable interest debt. Deferred financing fees of $0.8 million were recognized on the extension.
The revolving credit facility is unsecured and can be extended annually. The Group’s revolving facilities have a total size of $929.6 million (December 31, 2021 - $997.1 million). The agreement provides an additional $185.8 million of credit availability (CAD $245 million and USD $5 million). As of December 31, 2022, the credit facility’s interest rate on CAD denominated debt was 4.49% (2021 – 1.70%) and on USD denominated debt was 4.30% (2021 – 1.35%).
On August 16, 2021, the Group extended its revolving credit facility until August 16, 2025. Under the extension, CAD availability was increased by CAD $10 million and USD availability increased by USD $50 million. Based on certain ratios, the interest rate will be the sum of the banker’s acceptance rate, or Libor rate on US$ denominated debt, plus an applicable margin, which can vary between 113 basis points and 175 basis points. The applicable margin on the credit facility was 1.25% as of December 31, 2021.
On December 18, 2021, the Group repaid, without penalty, the first tranche of CAD $200 million of its term loan which was due in June 2022. The remaining second tranche of term loan of CAD $410 million is unsecured and was due in June 2022 and was repaid in March 2022. Early repayment, in part or whole, was permitted, without penalty, and permanently reduced the amount borrowed. The terms and conditions of this unsecured term loan were the same as the unsecured revolving credit facility and are subject to the same covenants. As of December 31, 2021, the term loan’s interest rate was 1.90%.
The debt issuances described above are subject to certain covenants regarding the maintenance of financial ratios. The Group was in compliance with these covenants at year-end (see note 26(f)).

b)	Unsecured debenture
The unsecured debenture is maturing in December 2024 and is carrying an interest rate between 3.32% and 4.22% (2021 – 3.32% to 4.22%) depending on certain ratios. As of December 31, 2022, the debenture’s effective rate was 3.32% (2021 – 3.57%). The debenture may be repaid, without penalty, after December 20, 2022, subject to the approval of the Group’s syndicate of bank lenders.

c)	Unsecured senior notes
This loan takes the form of senior notes each carrying an interest rate and maturity date as detailed in the table above. These notes may be prepaid at any time prior to maturity date, in part or in total, at 100% of the principal amount and the make-whole amount determined at the prepayment date with respect to such principal amount.
On March 23, 2022, the Company received $200 million in proceeds from the issuance of new debts taking the form of unsecured senior notes consisting of two tranches, of $100 million each, maturing on March 23, 2032, and 2037, bearing fixed interest rates of 3.50% and 3.80%, respectively. Deferred financing fees of $0.3 million were recognized as a result of the transaction.

On March 23, 2022, the Company received additional $100 million in proceeds from the amendment and restatement of the debt agreement signed on July 2, 2021, taking the form of unsecured senior notes as the third tranche maturing on April 2, 2034, bearing fixed interest rate of 3.55%. Deferred financing fees of $0.1 million were recognized as a result of the transaction.
The proceeds raised from the two debt issuances were used in full to pay off the unsecured term loan which was due in June 2022 without any penalty.
On January 13, 2021, the Group received $500 million in proceeds from the issuance of a new debt taking the form of unsecured senior notes consisting of four tranches maturing between January 2029 and January 2036 and bearing fixed interest between 3.15% and 3.50%. These notes may be prepaid at any time prior to maturity dates, in part or in total, at 100% of the principal amount and the make-whole amount determined at the prepayment date with respect to such principal amount. Deferred financing fees of $1.4 million were recognized on the increase.
On July 2, 2021, the Group received $100 million in proceeds from the issuance of a new debt taking the form of unsecured senior notes consisting of two tranches maturing on July 2, 2029, and July 2, 2033, bearing fixed interest of 2.87% and 3.34%. These notes may be prepaid at any time prior to maturity dates, in part or in total, at 100% of the principal amount and the make-whole amount determined at the prepayment date with respect to such principal amount.
On July 14, 2021, the Group received $30 million in proceeds from the issuance of a new debt taking the form of unsecured senior notes consisting of two tranches maturing on July 14, 2029, and July 14, 2033, bearing fixed interest of 2.89% and 3.37%. These notes may be prepaid at any time prior to maturity dates, in part or in total, at 100% of the principal amount and the make-whole amount determined at the prepayment date with respect to such principal amount.
The debt issuances described above are subject to certain covenants regarding the maintenance of financial ratios. The Group was in compliance with these covenants at year-end (see note 26(f)).

d)	Conditional sales contracts
Conditional sales contracts are secured by rolling stock having a carrying value of $126.4 million (December 31, 2021 - $144.5 million,) (see note 9).

e)	Principal installments of other long-term debt payable during the subsequent years are as follows:

	Less than	1 to 5	More than
	1 year	years	5 years	Total
Unsecured debenture	-	147,558	-	147,558
Unsecured senior notes	-	150,000	930,000	1,080,000
Conditional sales contracts	37,087	51,768	3,967	92,822
	37,087	349,326	933,967	1,320,380